UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bruce & Co., Inc.
Address:  20 N. Wacker Drive
          Suite 2414
          Chicago, IL  60606

Form 13F File Number:  028-11869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Jeffrey Bruce
Title:    Vice President
Phone:    312-236-9160

Signature, Place, and Date of Signing:

     /s/ R. Jeffrey Bruce           Chicago, IL               06-12-2010
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           57

Form 13F Information Table Value Total:  $   178,711
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   --------                 --------    --------   --------         --------          --------    --------          --------
                                                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
--------------          --------------   -----     --------   -------   ---   ----   ----------   --------    ----    ------   ----
Abbott                  Common         002824100     3,742       80,000  SH             sole        none       80,000
AES CORP  Pfd. C        Pfd 6.75%      00808N202     2,484       57,300  SH             sole        none       57,300
Alanco Technologies     Common         011612603       359    1,663,656  SH             sole        none    1,663,656
Allstate                Common         020002101     1,436       50,000  SH             sole        none       50,000
AMERCO                  Common         023586100     8,989      163,300  SH             sole        none      163,300
AMERICA SERVICE         Common         02364L109    11,749      683,097  SH             sole        none      683,097
American Italian Pasta  Common         027070101    23,939      452,800  SH             sole        none      452,800
ANTIGENICS              Cv 5.25%       037032AC3     9,165   14,549,000  PRN            sole        none   14,549,000
ARENA RESOURCES INC     Common         040049108     4,692      147,100  SH             sole        none      147,100
ATP Oil & Gas           Common         00208J108     1,793      169,400  SH             sole        none      169,400
ATP Oil & Gas           Pfd 8%         00208J702     4,910       80,000  SH             sole        none       80,000
Calpine                 Common         131347304     4,068      319,849  SH             sole        none      319,849
C & D Technologies      Cv 5.25%       124661AA7     3,072    4,389,000  PRN            sole        none    4,389,000
C & D Technologies      Cv 5.25%       124661AD1     1,575    2,250,000  PRN            sole        none    2,250,000
C & D Technologies      Cv 5.5%        124661AC3     6,669    8,035,000  PRN            sole        none    8,035,000
Biosante                Cv 3.125%      150921AB0       565    1,000,000  PRN            sole        none    1,000,000
Biosante                Cv 3.125%      150921ac8       800    1,860,000  PRN            sole        none    1,860,000
BZP Resources           Cv 6.5%        055639aa6     2,670    3,000,000  PRN            sole        none    3,000,000
CELL THERAPEUTICS IN    Cv 4%          150934AF4     2,830    2,830,000  PRN            sole        none    2,830,000
CELL THERAPEUTICS IN    Cv 5.75%/11    150934AL1     4,665    6,480,000  PRN            sole        none    6,480,000
CELL THERAPEUTICS IN    Cv 7.5%        150934AK3     1,200    1,500,000  PRN            sole        none    1,500,000
DeCode Genetics         Cv 3.5%        243586AB0       499   24,987,000  PRN            sole        none   24,987,000
Double Eagle            Common         258570209       666      156,919  SH             sole        none      156,919
DURECT CORP             Common         266605104     2,954    1,215,973  SH             sole        none    1,215,973
EDAP                    Common         268311107     2,139      918,049  SH             sole        none      918,049
ELAN CORP PLC           Common         284131208       996      221,400  SH             sole        none      221,400
Endeavor International  Cv 6.0%        29257MAB6     8,860    9,900,000  PRN            sole        none    9,900,000
Exxon                   Common         30231G102       295        5,184  SH             sole        none        5,184
Flotek                  Cv 5.25%       343389AA0     2,700    4,500,000  PRN            sole        none    4,500,000
FPL Group               Common         302571104     3,310       67,900  SH             sole        none       67,900
GAINSCO INC             Common         363127200     1,673      240,727  SH             sole        none      240,727
HEALTH GRADES INC       Common         42218Q102     1,306      217,800  SH             sole        none      217,800
Hercules Offshore       Common         427093109       194       80,000  SH             sole        none       80,000
Hospira                 Common         441060100       574       10,000  SH             sole        none       10,000
Human Genome            Cv 2.25%       444903AK4     2,370    1,500,000  PRN            sole        none    1,500,000
Integrys Energy         Common         92931B106     1,863       42,594  SH             sole        none       42,594
INTERNET CAPITAL        Common         46059C205     1,400      184,300  SH             sole        none      184,300
ISIS PHARMACEUTICALS    Cv 2.625%      464337AD6     1,900    2,000,000  PRN            sole        none    2,000,000
ISIS PHARMACEUTICALS    Cv 2.625%      464337AE4     2,755    2,900,000  PRN            sole        none    2,900,000
Kinross                 Common         496902404     5,893      344,848  SH             sole        none      344,848
Kellogg                 Common         487836108       221        4,436  SH             sole        none        4,436
Mannkind                Cv 3.75%       56400PAA0     6,480   10,800,000  PRN            sole        none   10,800,000
MERCK & CO INC          Common         589331107     2,345       67,000  SH             sole        none       67,000
Midway Games            Cv 6%          598148AB0       378    2,700,000  PRN            sole        none    2,700,000
Titan Wheel             Common         88830m102     3,000      300,000  SH             sole        none      300,000
Titan Wheel             Cv 5.625%      888305aa7     1,190    1,000,000  SH             sole        none    1,000,000
Omega Protein           Common         68210P107     2,795      698,770  SH             sole        none      698,770
Oscient Pharm Corp      Cv 12.5%       68812RAD7       245    2,583,466  PRN            sole        none    2,583,466
PFIZER INC              Common         717081103     2,270      159,200  SH             sole        none      159,200
Pepco Holding           Common         713291102       818       60,900  SH             sole        none       60,900
RLI CORP                Common         749607107     3,990       76,000  SH             sole        none       76,000
Unisource Energy        Common         909205106     2,381       78,900  SH             sole        none       78,900
Unisource Energy        Cv 4.5%        909205ab2     2,900    3,000,000  PRN            sole        none    3,000,000
Astrotech               Common         846243400     1,326    1,070,073  SH             sole        none    1,070,073
Vion Pharmacueticals    Cv 7.75%       927624AA4     1,626   12,510,000  PRN            sole        none   12,510,000
Viropharma              Cv 2%          928241AH1     2,580    3,000,000  PRN            sole        none    3,000,000
XEL Energy              Common         98389B100       447       24,011  SH             sole        none       24,011